Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary of Trade and Other Receivables
The following are included in trade and other receivables[1]:

	2023	2022
Amounts to be realised within one year	£m	£m
Trade receivables (net of loss allowance)	7,055.0	7,403.9
Unbilled costs[2]	273.6	352.4
VAT and sales taxes recoverable	370.7	448.1
Prepayments	239.0	236.6
Fair value of derivatives	1.6	5.1
Other debtors[3]	520.7	585.3
	8,460.6	9,031.4
[1] Accrued income was previously presented in Trade and other receivables
[2] Previously named 'Work in progress'
[3]This balance includes campus related enhancement prepayments and other individually not material items

	2023	2022
Amounts to be realised after more than one year	£m	£m
Prepayments	2.0	3.9
Fair value of derivatives	32.3	0.6
Other debtors	174.9	214.1
	209.2	218.6

Ageing of Trade Receivables and Other Financial Assets
The ageing of trade receivables and other financial assets by due date is as follows:

	Carrying amount at 31 December 2023	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2023	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	7,098.9	6,173.0	612.7	183.0	52.7	30.6	46.9
Expected credit losses	(43.9)	(1.4)	(1.1)	(0.9)	(2.6)	(10.3)	(27.6)
	7,055.0	6,171.6	611.6	182.1	50.1	20.3	19.3
Expected credit loss rate	0.6%	—%	0.2%	0.5%	4.9%	33.7%	58.8%
Gross accrued income	3,165.6	2,022.1	548.3	336.7	244.5	14.0	—
Expected credit losses	(15.0)	(0.3)	(0.5)	(1.3)	(12.8)	(0.1)	—
	3,150.6	2,021.8	547.8	335.4	231.7	13.9	—
Expected credit loss rate	0.5%	—%	0.1%	0.4%	5.2%	0.7%	n/a
Other financial assets	514.1	413.2	33.8	14.4	6.4	17.2	29.1
	10,719.7	8,606.6	1,193.2	531.9	288.2	51.4	48.4

	Carrying amount at 31 December 2022	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2022	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	7,475.4	6,386.5	706.4	247.1	66.8	23.5	45.1
Expected credit losses	(71.5)	(1.6)	(5.8)	(6.6)	(6.6)	(13.3)	(37.6)
	7,403.9	6,384.9	700.6	240.5	60.2	10.2	7.5
Expected credit loss rate	1.0%	—%	0.8%	2.7%	9.9%	56.6%	83.4%
Gross accrued income	3,485.6	2,027.0	603.8	450.5	376.8	27.5	—
Expected credit losses	(17.3)	(0.1)	(0.2)	(0.1)	(16.9)	—	—
	3,468.3	2,026.9	603.6	450.4	359.9	27.5	—
Expected credit loss rate	0.5%	—%	—%	—%	4.5%	—%	n/a
Other financial assets	612.0	538.8	31.2	6.1	1.0	6.2	28.7
	11,484.2	8,950.6	1,335.4	697.0	421.1	43.9	36.2

Bad Debt Provisions

	2023	2022
	£m	£m
Expected credit losses
At beginning of year	71.5	70.5
New acquisitions	0.6	—
Charged to the income statement	14.9	29.1
Released to the income statement	(22.2)	(8.4)
Exchange adjustments	(5.3)	5.1
Utilisations and other movements	(15.6)	(24.8)
At end of year	43.9	71.5